Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash provided by (used in) Operations
Net income	$ 31,780	$ 69,355	$ 142,032
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of property and equipment	25,028	26,914	17,956
Amortization of intangible assets	9,573	8,986	21
Amortization of deferred financing fees	2,991	3,270	1,927
Non-cash interest expense (recovery) on long-term debt	966	(967)	(1,082)
Non-cash interest expense on related party long-term debt		5,297	34,626
Non-cash restructuring costs in other long-term liabilities	5,358
Stock-based compensation	8,392	8,672
Loss (gain) on foreign exchange	8,268	(11,483)	(93,447)
Deferred income tax (recovery) expense	(8,448)	(340)	5,810
Loss on disposal of property and equipment	217	86	220
Trade receivables	5,501	(11,048)	2,452
Other current assets	(4,705)	6,400	(3,745)
Inventory	(32,377)	(16,689)	14,237
Income taxes recoverable and payable	(13,422)	(5,556)	7,872
Accounts payable, accrued and other current liabilities	9,835	(12,739)	17,251
Deferred revenue	8,686	14,810	13,379
Cash provided by operating activities	57,643	84,968	159,509
Investing
Business acquisition		(82,000)
Cash of subsidiary at date of acquisition		7,974
Capital expenditures	(23,132)	(27,498)	(24,565)
Proceeds from sale of property and equipment	105	14	18
Intangible assets		(502)	(484)
Cash used in investing activities	(23,027)	(102,012)	(25,031)
Financing
Proceeds from issuance of debt			47,910
Proceeds from IPO, net		134,314
Financing fees paid		(1,396)
Repurchase of common shares	(9,755)
Repayment of debt	(48,052)	(239,307)	(3,006)
Participant equity loan plan, net	31	8,251	(10,210)
Common shares issued			12,136
Cash (used in) provided by financing activities	(57,776)	(98,138)	46,830
Effect of exchange rate changes on cash and cash equivalents	(330)	4,038	11,806
Net (decrease) increase in cash and cash equivalents	(23,490)	(111,144)	193,114
Cash and cash equivalents, beginning of year	119,025	230,169	37,055
Cash and cash equivalents, end of year	95,535	119,025	230,169
Cash and cash equivalents are comprised as follows
Cash	19,421	10,662	7,080
Short-term investments	76,114	108,363	223,089
Cash and cash equivalents	95,535	119,025	230,169
Supplemental cash flow disclosures
Interest paid	12,182	29,721	26,328
Interest received	536	574	169
Income taxes paid	30,052	38,674	4,334
Amount of non-cash capital additions in accounts payable and accrued and other current liabilities	$ 1,975	$ 4,368	$ 2,793